Changes in Accounting Policies Required by the Initial Application of IFRS 16 (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of initial application of standards or interpretations [line items]
Schedule of operating leases and finance leases

	December 31, 2021		December 31, 2020		January 1, 2019
Long-term Lease Agreements	Assets (Liabilities)		Assets (Liabilities)		Assets (Liabilities)
Right-of-use assets, net	Ps.	5,086,783	Ps.	4,392,420	Ps.	4,797,312
Lease liabilities (1)		(5,533,552)		(4,745,292)		(4,797,312)
Net effect	Ps.	(446,769)	Ps.	(352,872)	Ps.	—

(1)	Current portion of lease liabilities as of December 31, 2021, December 31, 2020 and January 1, 2019, amounted to Ps.718,501, Ps.524,458 and Ps.462,513, respectively.

Property, plant and equipment, net
Disclosure of initial application of standards or interpretations [line items]
Schedule of operating leases and finance leases

	December 31, 2021		December 31, 2020		January 1, 2019
Long-term Lease Agreements	Assets (Liabilities)		Assets (Liabilities)		Assets (Liabilities)
Right-of-use assets, net	Ps.	2,517,784	Ps.	2,819,745	Ps.	3,402,869
Lease liabilities (1)		(4,147,007)		(4,547,059)		(5,317,944)
Net effect	Ps.	(1,629,223)	Ps.	(1,727,314)	Ps.	(1,915,075)

(1)	Current portion of lease liabilities as of December 31, 2021, December 31, 2020 and January 1, 2019, amounted to Ps.759,881, Ps.753,296 and Ps.651,800, respectively.